The Company, basis of presentation and significant accounting policies - Adjustments (Details) - Level 3 - Fair Value - Put option liabilities - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corrections for immaterial errors in classification
Gain / loss recognized in equity	€ (54,019)	€ 73,993	€ 14,523
Previously stated
Corrections for immaterial errors in classification
Gain / loss recognized in equity			13,701
Gain / loss recognized in profit or loss			154,436
Dividends			€ (153,614)